Document and Entity Information	Jul. 26, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000813828
Document Type	8-K
Document Period End Date	Jul. 26, 2021
Entity Registrant Name	VIACOMCBS INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-09553
Entity Tax Identification Number	04-2949533
Entity Address, Address Line One	1515 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	258-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, $0.001 par value
Trading Symbol	VIACA
Security Exchange Name	NASDAQ
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class B Common Stock, $0.001 par value
Trading Symbol	VIAC
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.75% Series A Mandatory Convertible Preferred Stock, $0.001 par value
Trading Symbol	VIACP
Security Exchange Name	NASDAQ